Fair Value of Assets and Liabilities (Tables) - LendingClub Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Loans, Loan Servicing Rights, Related Notes and Certificates

The following tables present the fair value hierarchy for assets and liabilities measured at fair value:

March 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,026,755	$4,026,755
Loans held for sale	—	—	9,409	9,409
Securities available for sale:
Corporate debt securities	—	167,187	—	167,187
Asset-backed securities	—	20,094	—	20,094
U.S. agency securities	—	19,621	—	19,621
Certificates of deposit	—	17,000	—	17,000
Commercial paper	—	15,551	—	15,551
U.S. Treasury securities	—	2,495	—	2,495
Other securities	—	4,992	—	4,992
Total securities available for sale	—	246,940	—	246,940
Servicing assets	—	—	22,360	22,360
Total assets	$—	$246,940	$4,058,524	$4,305,464

Liabilities:
Notes and certificates	$—	$—	$4,034,357	$4,034,357
Servicing liabilities	—	—	2,311	2,311
Loan trailing fee liability	—	—	5,814	5,814
Total liabilities	$—	$—	$4,042,482	$4,042,482

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,311,984	$4,311,984
Loans held for sale	—	—	9,048	9,048
Securities available for sale:
Corporate debt securities	—	181,223	—	181,223
Certificates of deposit	—	27,501	—	27,501
Asset-backed securities	—	25,364	—	25,364
Commercial paper	—	20,164	—	20,164
U.S. agency securities	—	19,623	—	19,623
U.S. Treasury securities	—	2,496	—	2,496
Other securities	—	10,766	—	10,766
Total securities available for sale	—	287,137	—	287,137
Servicing assets	—	—	21,398	21,398
Total assets	$—	$287,137	$4,342,430	$4,629,567

Liabilities:
Notes and certificates	$—	$—	$4,320,895	$4,320,895
Loan trailing fee liability	$—	$—	$4,913	$4,913
Servicing liabilities	—	—	2,846	2,846
Total liabilities	$—	$—	$4,328,654	$4,328,654

The following tables present the fair value hierarchy for assets and liabilities measured at fair value:

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,311,984	$4,311,984
Loans held for sale	—	—	9,048	9,048
Securities available for sale:
Corporate debt securities	—	181,223	—	181,223
Certificates of deposit	—	27,501	—	27,501
Asset-backed securities	—	25,364	—	25,364
Commercial paper	—	20,164	—	20,164
U.S. agency securities	—	19,623	—	19,623
U.S. Treasury securities	—	2,496	—	2,496
Other securities	—	10,766	—	10,766
Total securities available for sale	—	287,137	—	287,137
Servicing assets	—	—	21,398	21,398
Total assets	$—	$287,137	$4,342,430	$4,629,567

Liabilities:
Notes and certificates	$—	$—	$4,320,895	$4,320,895
Loan Trailing Fee liability	—	—	4,913	4,913
Servicing liabilities	—	—	2,846	2,846
Total liabilities	$—	$—	$4,328,654	$4,328,654

December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Loans	$—	$—	$4,556,081	$4,556,081
Securities available for sale:
Corporate debt securities	—	215,751	—	215,751
Asset-backed securities	—	54,409	—	54,409
U.S. agency securities	—	16,578	—	16,578
U.S. Treasury securities	—	3,485	—	3,485
Other securities	—	6,988	—	6,988
Total securities available for sale	—	297,211	—	297,211
Servicing assets	—	—	10,250	10,250
Total assets	$—	$297,211	$4,566,331	$4,863,542

Liabilities:
Notes and certificates	$—	$—	$4,571,583	$4,571,583
Servicing liabilities	—	—	3,973	3,973
Total liabilities	$—	$—	$4,575,556	$4,575,556

Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements

The following tables present quantitative information about the significant unobservable inputs used for the Company’s Level 3 fair value measurements at March 31, 2017 and December 31, 2016:

	March 31, 2017
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	2.4%	17.2%	8.6%	3.1%	15.7%	8.9%	3.1%	15.7%	8.9%
Net cumulative expected loss rates (1)	0.7%	40.7%	14.2%	0.3%	40.7%	12.5%	0.3%	40.7%	12.9%
Cumulative expected prepayment rates (1)	8.1%	41.6%	30.8%	8.0%	41.6%	31.1%	8.0%	41.6%	30.5%
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.63%	0.90%	0.63%	N/A	N/A	N/A

	December 31, 2016
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.2%	16.6%	7.2%	3.4%	15.1%	7.8%	3.4%	15.0%	7.7%
Net cumulative expected loss rates (1)	0.3%	33.9%	14.6%	0.3%	33.9%	12.8%	0.3%	33.9%	13.5%
Cumulative expected prepayment rates (1)	8.0%	42.7%	30.7%	8.0%	42.7%	29.3%	8.0%	42.7%	28.3%
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.63%	0.90%	0.63%	N/A	N/A	N/A

N/A Not applicable

(1)	Expressed as a percentage of the original principal balance of the loan, note or certificate.

(2)	Includes collection fees estimated to be paid to a hypothetical third-party servicer.

The following tables present quantitative information about the significant unobservable inputs used for the Company’s Level 3 fair value measurements at December 31, 2016 and 2015:

	December 31, 2016
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	1.2%	16.6%	7.2%	3.4%	15.1%	7.8%	3.4%	15.0%	7.7%
Net cumulative expected loss rates (1)	0.3%	33.9%	14.6%	0.3%	33.9%	12.8%	0.3%	33.9%	13.5%
Cumulative expected prepayment rates (1)	8.0%	42.7%	30.7%	8.0%	42.7%	29.3%	8.0%	42.7%	28.3%
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.63%	0.90%	0.63%	N/A	N/A	N/A

	December 31, 2015
	Loans, Notes and Certificates			Servicing Asset/Liability			Loan Trailing Fee Liability
	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average	Minimum	Maximum	Weighted Average
Discount rates	2.9%	17.5%	9.0%	3.5%	16.3%	9.4%	N/A	N/A	N/A
Net cumulative expected loss rates (1)	0.3%	22.0%	9.9%	0.3%	22.0%	8.8%	N/A	N/A	N/A
Cumulative expected prepayment rates (1)	23.4%	36.4%	30.8%	8.0%	36.4%	30.5%	N/A	N/A	N/A
Total market servicing rates (% per annum on outstanding principal balance) (2)	N/A	N/A	N/A	0.57%	0.75%	0.57%	N/A	N/A	N/A

N/A Not applicable

(1)	Expressed as a percentage of the original principal balance of the loan, note or certificate.

(2)	Includes collection fees estimated to be paid to a hypothetical third-party servicer.

Additional Information about Level 3 Measured at Fair Value on Recurring Basis

The following tables present additional information about Level 3 loans, loans held for sale, notes and certificates measured at fair value on a recurring basis for the first quarters of 2017 and 2016:

	Loans			Loans Held For Sale			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2016	$4,565,653	$(253,669)	$4,311,984	$9,345	$(297)	$9,048	$4,572,912	$(252,017)	$4,320,895
Purchases of loans	524,416	(4)	524,412	1,176,155	(1)	1,176,154	—	—	—
Issuances of notes and certificates	—	—	—	—	—	—	523,305	—	523,305
Whole loan sales	—	—	—	(1,174,436)	157	(1,174,279)	—	—	—
Principal payments and retirements	(639,719)	—	(639,719)	(1,180)	—	(1,180)	(641,105)	2	(641,103)
Charge-offs	(138,098)	138,098	—	(160)	160	—	(136,810)	136,810	—
Recoveries	—	(10,889)	(10,889)	—	—	—	—	(10,790)	(10,790)
Change in fair value recorded in earnings	—	(159,033)	(159,033)	—	(334)	(334)	—	(157,950)	(157,950)
Ending balance at March 31, 2017	$4,312,252	$(285,497)	$4,026,755	$9,724	$(315)	$9,409	$4,318,302	$(283,945)	$4,034,357

	Loans			Loans Held For Sale			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2015	$4,681,671	$(125,590)	$4,556,081	$—	$—	$—	$4,697,169	$(125,586)	$4,571,583
Purchases of loans	921,825	—	921,825	1,308,463	—	1,308,463	—	—	—
Issuances of notes and certificates	—	—	—	—	—	—	901,258	—	901,258
Whole loan sales	—	—	—	(1,308,463)	—	(1,308,463)	—	—	—
Principal payments	(586,159)	—	(586,159)	—	—	—	(583,982)	—	(583,982)
Charge-offs	(84,991)	84,991	—	—	—	—	(84,977)	84,977	—
Recoveries	—	(10,191)	(10,191)	—	—	—	—	(10,177)	(10,177)
Change in fair value recorded in earnings	—	(165,400)	(165,400)	—	—	—	—	(165,233)	(165,233)
Ending balance at March 31, 2016	$4,932,346	$(216,190)	$4,716,156	$—	$—	$—	$4,929,468	$(216,019)	$4,713,449

The following table presents additional information about Level 3 loans, loans held for sale, notes and certificates measured at fair value on a recurring basis for the years ended December 31, 2016 and 2015:

	Loans			Loans Held For Sale			Notes and Certificates
	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value	Outstanding Principal Balance	Valuation Adjustment	Fair Value
Balance at December 31, 2014	$2,836,729	$(38,224)	$2,798,505	$—	$—	$—	$2,851,837	$(38,219)	$2,813,618
Purchases of loans	3,865,565	—	3,865,565	3,358,611	—	3,358,611	—	—	—
Issuances of notes and certificates	—	—	—	—	—	—	3,861,995	—	3,861,995
Whole loan sales		—	—	(3,358,611)	—	(3,358,611)	—	—	—
Principal payments	(1,804,719)	—	(1,804,719)	—	—	—	(1,800,859)	—	(1,800,859)
Charge-offs	(215,904)	215,904	—	—	—	—	(215,804)	215,804	—
Recoveries	—	(26,256)	(26,256)	—	—	—	—	(26,143)	(26,143)
Change in fair value recorded in earnings	—	(277,014)	(277,014)	—	—	—	—	(277,028)	(277,028)
Balance at December 31, 2015	$4,681,671	$(125,590)	$4,556,081	$—	$—	$—	$4,697,169	$(125,586)	$4,571,583
Purchases of loans	2,733,325	(656)	2,732,669	4,742,538	—	4,742,538	—	—	—
Transfers from loans to loans held for sale	(35,411)	—	(35,411)	35,411	—	35,411
Issuances of notes and certificates	—	—	—	—	—	—	2,681,109	—	2,681,109
Whole loan sales	—	—	—	(4,762,518)	—	(4,762,518)	—	—	—
Principal payments	(2,391,807)	—	(2,391,807)	(5,927)	—	(5,927)	(2,385,234)	—	(2,385,234)
Charge-offs	(422,125)	422,125	—	(159)	159	—	(420,132)	420,132	—
Recoveries	—	(37,277)	(37,277)	—	—	—	—	(36,785)	(36,785)
Change in fair value recorded in earnings	—	(512,271)	(512,271)	—	(456)	(456)	—	(509,778)	(509,778)
Balance at December 31, 2016	$4,565,653	$(253,669)	$4,311,984	$9,345	$(297)	$9,048	$4,572,912	$(252,017)	$4,320,895

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation

The following tables present additional information about Level 3 servicing assets and liabilities measured at fair value on a recurring basis for the first quarters of 2017 and 2016:

	Three Months Ended March 31, 2017		Three Months Ended March 31, 2016
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Fair value at beginning of period	$21,398	$2,846	$10,250	$3,973
Issuances (1)	5,317	274	5,631	932
Change in fair value, included in servicing fees	(4,047)	(809)	232	(2,078)
Other net changes included in deferred revenue	(308)	—	851	—
Fair value at end of period	$22,360	$2,311	$16,964	$2,827

(1)	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.

The following table presents additional information about Level 3 servicing assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2016 and 2015:

	Servicing Assets	Servicing Liabilities
Fair value at December 31, 2014	$2,181	$3,973
Issuances (1)	10,079	5,194
Changes in fair value, included in servicing fees	(3,803)	(5,194)
Additions, included in deferred revenue	1,793	—
Fair value at December 31, 2015	$10,250	$3,973
Issuances (1)	16,546	3,371
Changes in fair value, included in servicing fees	(5,403)	(4,498)
Additions, included in deferred revenue	5	—
Fair value at December 31, 2016	$21,398	$2,846

(1)	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents additional information about Level 3 loan trailing fee liability measured at fair value on a recurring basis for the first quarters of 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
Fair value at beginning of period	$4,913	$—
Issuances	1,663	1,002
Cash payment of loan trailing fee	(826)	(4)
Change in fair value, included in origination and servicing	64	4
Fair value at end of period	$5,814	$1,002

The following table presents additional information about the Level 3 Loan Trailing Fee liability measured at fair value on a recurring basis for the year ended December 31, 2016:

Year Ended December 31,	2016
Fair value at beginning of period	$—
Issuances	5,843
Cash payment of Loan Trailing Fee	(1,174)
Change in fair value, included in origination and servicing	244
Fair value at end of period	$4,913

The sensitivities related to market servicing rates and prepayment rates

The table below shows the impact on the estimated fair value of servicing assets and liabilities, calculated using different market servicing rate assumptions as of March 31, 2017 and December 31, 2016:

	March 31, 2017		December 31, 2016
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Weighted-average market servicing rate assumptions	0.63%	0.63%	0.63%	0.63%
Change in fair value from:
Servicing rate increase by 0.10%	$(5,889)	$741	$(5,673)	$964
Servicing rate decrease by 0.10%	$5,987	$(643)	$5,812	$(825)

The table below shows the impact on the estimated fair value of servicing assets and liabilities, calculated using different market servicing rate assumptions as of December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	Servicing Assets	Servicing Liabilities	Servicing Assets	Servicing Liabilities
Weighted-average market servicing rate assumptions(1)	0.63%	0.63%	0.57%	0.57%
Change in fair value from:
Servicing rate increase by 0.10%	$(5,673)	$964	$(3,504)	$1,589
Servicing rate decrease by 0.10%	$5,812	$(825)	$3,610	$(1,483)

(1)	Represents total market servicing rates, which include collection fees.

Fair Value, by Balance Sheet Grouping

The following tables present the fair value hierarchy for financial instruments, assets, and liabilities not recorded at fair value:

March 31, 2017	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents (1)	$534,451	$—	$534,451	$—	$534,451
Restricted cash	148,890	—	148,890	—	148,890
Servicer reserve receivable	4,362	—	4,362	—	4,362
Deposits	855	—	855	—	855
Total assets	$688,558	$—	$688,558	$—	$688,558
Liabilities:
Accrued expenses and other liabilities	$11,748	$—	$—	$11,748	$11,748
Accounts payable	7,470	—	7,470	—	7,470
Payables to investors	96,131	—	96,131	—	96,131
Total liabilities	$115,349	$—	$103,601	$11,748	$115,349

December 31, 2016	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents (1)	$515,602	$—	$515,602	$—	$515,602
Restricted cash	177,810	—	177,810	—	177,810
Servicer reserve receivable	4,938	—	4,938	—	4,938
Deposits	855	—	855	—	855
Total assets	$699,205	$—	$699,205	$—	$699,205
Liabilities:
Accrued expenses and other liabilities	$10,981	$—	$—	$10,981	$10,981
Accounts payable	10,889	—	10,889	—	10,889
Payables to investors	125,884	—	125,884	—	125,884
Total liabilities	$147,754	$—	$136,773	$10,981	$147,754

(1)	Carrying amount approximates fair value due to the short maturity of these financial instruments.

The following tables present the fair value hierarchy for financial instruments, assets, and liabilities not recorded at fair value:

December 31, 2016	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents	$515,602	$—	$515,602	$—	$515,602
Restricted cash	177,810	—	177,810	—	177,810
Servicer reserve receivable	4,938	—	4,938	—	4,938
Deposits	855	—	855	—	855
Goodwill	35,633	—	—	35,633	35,633
Total assets	$734,838	$—	$699,205	$35,633	$734,838
Liabilities:
Accrued expenses and other liabilities	$10,981	$—	$—	$10,981	$10,981
Accounts payable	10,889	—	10,889	—	10,889
Payables to investors	125,884	—	125,884	—	125,884
Total liabilities	$147,754	$—	$136,773	$10,981	$147,754

December 31, 2015	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets:
Cash and cash equivalents	$623,531	$—	$623,531	$—	$623,531
Restricted cash	80,733	—	80,733	—	80,733
Deposits	871	—	871	—	871
Total assets	$705,135	$—	$705,135	$—	$705,135
Liabilities:
Accounts payable	$5,542	$—	$5,542	$—	$5,542
Payables to investors	73,162	—	73,162	—	73,162
Total liabilities	$78,704	$—	$78,704	$—	$78,704